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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eight of its series, Evergreen Equity Income Fund, Evergreen Disciplined Value Fund, Evergreen Small Cap Value Fund, Evergreen Large Cap Value Fund, Evergreen Fundamental Large Cap Fund, Evergreen Intrinsic Value Fund, Evergreen Disciplined Small Mid Value Fund and Evergreen Special Values Fund, for the quarter ended October 31, 2006. These eight series have a July 31 fiscal year end.

Date of reporting period:          October 31, 2006

Item 1 – Schedule of Investments

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 92.8%
CONSUMER DISCRETIONARY 8.4%
Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A *	402,000	$14,857,920

Hotels, Restaurants & Leisure 1.2%
OSI Restaurant Partners, Inc.	434,792	14,465,530

Media 3.2%
News Corp., Class B þ	462,812	10,061,533
Omnicom Group, Inc.	143,133	14,520,843
Walt Disney Co.	381,406	11,999,032

		36,581,408

Multi-line Retail 1.7%
Saks, Inc. þ	275,100	5,320,434
Target Corp.	232,392	13,752,959

		19,073,393

Specialty Retail 1.0%
Zale Corp. * þ	388,487	11,203,965

CONSUMER STAPLES 9.7%
Beverages 1.8%
Coca-Cola Co.	232,996	10,885,573
Diageo plc	503,000	9,305,666

		20,191,239

Food & Staples Retailing 1.3%
BJ’s Wholesale Club, Inc. *	258,059	7,393,390
Wal-Mart Stores, Inc.	158,609	7,816,252

		15,209,642

Food Products 2.7%
General Mills, Inc.	247,798	14,079,882
Nestle SA	51,000	17,432,742

		31,512,624

Household Products 2.2%
Colgate-Palmolive Co.	132,520	8,477,305
Procter & Gamble Co.	271,121	17,186,360

		25,663,665

Tobacco 1.7%
Altria Group, Inc.	232,683	18,924,108

ENERGY 10.0%
Energy Equipment & Services 0.6%
Schlumberger, Ltd.	114,703	7,235,465

Oil, Gas & Consumable Fuels 9.4%
BP plc, ADR	356,126	23,896,055
ConocoPhillips	559,526	33,705,846
Exxon Mobil Corp.	561,829	40,125,827
Occidental Petroleum Corp.	208,530	9,788,398

		107,516,126

FINANCIALS 29.9%
Capital Markets 5.3%
Ameriprise Financial, Inc.	154,754	7,969,831
Janus Capital Group, Inc.	595,000	11,947,600
Legg Mason, Inc.	394,900	35,548,898
Nomura Holdings, Inc. *	325,603	5,750,932

		61,217,261

1

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 4.3%
PNC Financial Services Group, Inc.	329,224	$23,055,557
SunTrust Banks, Inc. þ	111,283	8,790,244
Wells Fargo & Co.	481,504	17,473,780

		49,319,581

Consumer Finance 0.7%
SLM Corp.	168,000	8,178,240

Diversified Financial Services 9.9%
Bank of America Corp.	508,785	27,408,248
Citigroup, Inc.	805,435	40,400,620
JPMorgan Chase & Co.	707,010	33,540,554
Moody’s Corp.	174,416	11,563,781

		112,913,203

Insurance 8.3%
Allstate Corp.	124,432	7,635,148
American International Group, Inc.	279,602	18,780,866
Assured Guaranty, Ltd.	340,719	8,575,897
Genworth Financial, Inc., Class A	212,273	7,098,409
Marsh & McLennan Cos.	638,463	18,796,351
Prudential Financial, Inc.	110,000	8,462,300
St. Paul Travelers Companies, Inc.	345,423	17,661,478
Stewart Information Services Corp.	217,300	8,053,138

		95,063,587

Thrifts & Mortgage Finance 1.4%
Freddie Mac	232,531	16,042,313

HEALTH CARE 10.4%
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	171,462	7,882,108
Medtronic, Inc.	365,194	17,777,644

		25,659,752

Health Care Providers & Services 1.0%
Caremark Rx, Inc.	115,483	5,685,228
WellPoint, Inc. *	77,495	5,914,419

		11,599,647

Pharmaceuticals 7.2%
Bristol-Myers Co.	798,026	19,751,144
GlaxoSmithKline plc, ADR	133,800	7,124,850
Johnson & Johnson	67,414	4,543,704
Merck & Co., Inc.	174,658	7,932,966
Novartis AG, ADR	123,300	7,488,009
Pfizer, Inc.	844,330	22,501,394
Sanofi-Aventis SA, ADR	105,500	4,503,795
Wyeth	165,776	8,459,549

		82,305,411

INDUSTRIALS 4.8%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	115,950	10,079,533

Industrial Conglomerates 3.5%
General Electric Co.	987,169	34,659,504
Tyco International, Ltd.	172,773	5,084,709

		39,744,213

2

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.4%
Laidlaw International, Inc.	175,000	$5,076,750

INFORMATION TECHNOLOGY 6.2%
Communications Equipment 1.8%
Motorola, Inc.	258,317	5,956,790
QUALCOMM, Inc.	402,400	14,643,336

		20,600,126

IT Services 1.3%
Affiliated Computer Services, Inc., Class A *	285,379	15,262,069

Semiconductors & Semiconductor Equipment 1.3%
Intel Corp.	548,200	11,698,588
Texas Instruments, Inc.	96,400	2,909,352

		14,607,940

Software 1.8%
Microsoft Corp.	712,453	20,454,526

MATERIALS 1.5%
Chemicals 0.6%
Dow Chemical Co.	164,093	6,693,354

Paper & Forest Products 0.9%
Weyerhaeuser Co. þ	173,819	11,053,150

TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	135,056	4,625,668
BellSouth Corp.	474,056	21,379,926
Chunghwa Telecom Co., Ltd., ADR	6,177	112,983
Verizon Communications, Inc.	382,952	14,169,224
Windstream Corp.	508,594	6,977,910

		47,265,711

Wireless Telecommunication Services 1.4%
Alltel Corp.	71,180	3,794,606
Sprint Nextel Corp.	659,128	12,319,102

		16,113,708

UTILITIES 6.4%
Electric Utilities 5.1%
DPL, Inc. þ	360,325	10,348,534
El Paso Electric Co. *	261,700	6,113,312
Entergy Corp.	107,360	9,214,709
Exelon Corp. þ	186,500	11,559,270
FPL Group, Inc. þ	220,787	11,260,137
ScottishPower plc	800,497	9,977,299

		58,473,261

Independent Power Producers & Energy Traders 0.8%
TXU Corp.	143,929	9,086,238

Multi-Utilities 0.5%
Energy East Corp.	233,729	5,681,952

Total Common Stocks (cost $916,090,889)		1,064,926,611

3

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

EXCHANGE TRADED FUND 2.0%
iShares Russell 1000 Value Index Fund (cost $21,345,907)	294,500	$23,398,025

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional U.S. Government Money Market Fund ø	25,140,436	25,140,436
Navigator Prime Portfolio þþ	42,588,212	42,588,212

Total Short-Term Investments (cost $67,728,648)		67,728,648

Total Investments (cost $1,005,165,444) 100.7%		1,156,053,284
Other Assets and Liabilities (0.7%)		(8,569,335)

Net Assets 100.0%		$1,147,483,949

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,005,908,011. The gross unrealized appreciation and depreciation on securities based on tax cost was $157,754,247 and $7,608,974, respectively, with a net unrealized appreciation of $150,145,273.

4

EVERGREEN DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 8.3%
Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc.	101,728	$4,723,231
Darden Restaurants, Inc.	97,460	4,083,574

		8,806,805

Leisure Equipment & Products 0.4%
Hasbro, Inc.	113,210	2,934,403

Media 4.9%
DIRECTV Group, Inc. *	158,678	3,506,244
Omnicom Group, Inc.	55,989	5,680,084
Time Warner, Inc.	727,342	14,554,113
Walt Disney Co.	348,756	10,971,864

		34,712,305

Multi-line Retail 1.7%
J.C. Penney Co., Inc.	95,978	7,220,425
Nordstrom, Inc.	93,142	4,410,274

		11,630,699

CONSUMER STAPLES 9.1%
Beverages 1.0%
Coca-Cola Enterprises, Inc.	342,617	6,862,618

Food & Staples Retailing 2.0%
Kroger Co.	358,096	8,053,579
Safeway, Inc.	192,813	5,660,990

		13,714,569

Food Products 1.7%
Archer-Daniels-Midland Co.	115,786	4,457,761
Dean Foods Co. *	88,565	3,709,988
Smithfield Foods, Inc. *	152,101	4,088,475

		12,256,224

Household Products 1.6%
Energizer Holdings, Inc. *	57,273	4,475,885
Procter & Gamble Co.	110,043	6,975,626

		11,451,511

Personal Products 0.5%
Alberto-Culver Co.	67,414	3,425,305

Tobacco 2.3%
Altria Group, Inc.	112,495	9,149,218
Reynolds American, Inc. þ	113,146	7,146,302

		16,295,520

ENERGY 12.7%
Energy Equipment & Services 1.3%
Helmerich & Payne, Inc. þ	181,796	4,354,014
Nabors Industries, Ltd. * þ	144,982	4,477,044

		8,831,058

Oil, Gas & Consumable Fuels 11.4%
Chevron Corp.	201,402	13,534,215
ConocoPhillips	240,302	14,475,793
Exxon Mobil Corp.	489,746	34,977,659
Hess Corp.	50,236	2,130,006
Marathon Oil Corp.	96,654	8,350,906
Valero Energy Corp.	132,816	6,950,261

		80,418,840

1

EVERGREEN DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 32.6%
Capital Markets 5.0%
Bear Stearns Cos.	55,578	$8,411,730
Goldman Sachs Group, Inc.	57,393	10,892,617
Lehman Brothers Holdings, Inc.	133,790	10,414,214
Merrill Lynch & Co., Inc.	64,662	5,652,752

		35,371,313

Commercial Banks 2.8%
SunTrust Banks, Inc.	57,774	4,563,568
U.S. Bancorp	182,936	6,190,554
Wells Fargo & Co.	238,253	8,646,202

		19,400,324

Diversified Financial Services 11.3%
Bank of America Corp.	400,334	21,565,993
CIT Group, Inc.	165,325	8,605,166
Citigroup, Inc.	564,906	28,335,685
JPMorgan Chase & Co.	444,916	21,106,815

		79,613,659

Insurance 7.4%
ACE, Ltd.	110,382	6,319,369
Allstate Corp.	172,117	10,561,099
American International Group, Inc.	77,111	5,179,546
Chubb Corp.	60,724	3,227,481
Hartford Financial Services Group, Inc.	76,883	6,701,891
MetLife, Inc.	71,329	4,075,026
SAFECO Corp.	98,838	5,751,383
St. Paul Travelers Companies, Inc.	196,893	10,067,139

		51,882,934

Real Estate Investment Trusts 2.0%
Host Hotels & Resorts, Inc.	205,077	4,729,076
HRPT Properties Trust þ	474,420	5,645,598
Simon Property Group, Inc.	38,133	3,702,714

		14,077,388

Thrifts & Mortgage Finance 4.1%
Countrywide Financial Corp.	129,242	4,926,705
Freddie Mac	134,829	9,301,853
IndyMac Bancorp, Inc. þ	172,384	7,834,853
MGIC Investment Corp. þ	107,381	6,309,707

		28,373,118

HEALTH CARE 8.3%
Biotechnology 0.6%
Biogen Idec, Inc. *	92,326	4,394,718

Health Care Providers & Services 1.7%
CIGNA Corp.	53,474	6,255,389
McKesson Corp.	114,171	5,718,825

		11,974,214

Life Sciences Tools & Services 0.6%
Fisher Scientific International, Inc. *	50,050	4,285,281

Pharmaceuticals 5.4%
Johnson & Johnson	49,214	3,317,024
Merck & Co., Inc.	137,427	6,241,934
Pfizer, Inc.	751,404	20,024,917
Watson Pharmaceuticals, Inc. *	185,430	4,989,921
Wyeth	60,312	3,077,721

		37,651,517

2

EVERGREEN DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 7.2%
Aerospace & Defense 1.0%
Northrop Grumman Corp.	105,280	$6,989,539

Commercial Services & Supplies 1.1%
Manpower, Inc.	114,015	7,726,797

Industrial Conglomerates 0.8%
General Electric Co.	157,677	5,536,039

Machinery 2.6%
Caterpillar, Inc.	106,042	6,437,810
Cummins, Inc.	45,957	5,835,620
Paccar, Inc.	110,491	6,542,172

		18,815,602

Road & Rail 1.7%
CSX Corp.	126,201	4,501,590
Ryder System, Inc.	90,720	4,776,408
YRC Worldwide, Inc. * þ	65,785	2,548,511

		11,826,509

INFORMATION TECHNOLOGY 4.6%
Computers & Peripherals 2.5%
Hewlett-Packard Co.	207,859	8,052,458
International Business Machines Corp.	63,704	5,881,790
Lexmark International, Inc., Class A *	57,005	3,624,948

		17,559,196

IT Services 1.1%
Computer Sciences Corp. *	50,894	2,689,748
Fiserv, Inc. *	102,831	5,079,851

		7,769,599

Office Electronics 0.4%
Xerox Corp. *	168,727	2,868,359

Semiconductors & Semiconductor Equipment 0.3%
Texas Instruments, Inc.	55,288	1,668,592

Software 0.3%
Cadence Design Systems, Inc. *	120,333	2,149,148

MATERIALS 3.1%
Chemicals 1.3%
Lyondell Chemical Co. þ	224,611	5,765,764
PPG Industries, Inc.	48,786	3,336,963

		9,102,727

Metals & Mining 1.8%
NuCor Corp.	102,265	5,973,298
Phelps Dodge Corp.	67,186	6,744,131

		12,717,429

TELECOMMUNICATION SERVICES 6.0%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	552,576	18,925,728
CenturyTel, Inc.	111,090	4,470,262
Qwest Communications International, Inc. * þ	370,466	3,197,121
Verizon Communications, Inc.	429,995	15,909,815

		42,502,926

3

EVERGREEN DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 6.8%
Electric Utilities 2.3%
American Electric Power Co., Inc.	119,808	$4,963,645
FirstEnergy Corp.	123,008	7,239,021
Pepco Holdings, Inc.	156,785	3,985,475

		16,188,141

Gas Utilities 0.6%
UGI Corp.	155,641	4,124,487

Independent Power Producers & Energy Traders 1.0%
TXU Corp.	112,402	7,095,938

Multi-Utilities 2.9%
CenterPoint Energy, Inc. þ	365,660	5,660,417
PG&E Corp.	174,864	7,543,633
Xcel Energy, Inc. þ	320,882	7,081,865

		20,285,915

Total Common Stocks (cost $587,015,275)		693,291,266

	Principal Amount	Value

SHORT-TERM INVESTMENTS 7.5%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.81%, 01/04/2007 † ƒ	$1,000,000	991,449

	Shares	Value

MUTUAL FUND SHARES 7.4%
Evergreen Institutional Money Market Fund ø	7,069,149	7,069,149
Navigator Prime Portfolio þþ	44,548,372	44,548,372

		51,617,521

Total Short-Term Investments (cost $52,608,970)		52,608,970

Total Investments (cost $639,624,245) 106.2%		745,900,236
Other Assets and Liabilities (6.2%)		(43,793,202)

Net Assets 100.0%		$702,107,034

*	Non-income producing security
þ	All or a portion of this security is on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $642,527,349. The gross unrealized appreciation and depreciation on securities based on tax cost was $110,177,588 and $6,804,701, respectively, with a net unrealized appreciation of $103,372,887.

At October 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2006	Unrealized Gain

December 2006	23 S&P 500 Index	$7,803,814	$7,953,400	$149,586

4

EVERGREEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 14.0%
Auto Components 1.8%
BorgWarner, Inc. þ	140,000	$8,050,000

Household Durables 3.2%
Blount International, Inc. * þ	600,000	6,570,000
WCI Communities, Inc. * þ	450,000	7,254,000

		13,824,000

Leisure Equipment & Products 1.8%
Polaris Industries, Inc. þ	180,000	7,707,600

Specialty Retail 7.2%
Claire’s Stores, Inc.	450,000	12,757,500
Foot Locker, Inc.	165,500	3,837,945
Group 1 Automotive, Inc. þ	260,000	14,900,600

		31,496,045

CONSUMER STAPLES 2.6%
Food Products 1.8%
Chiquita Brands International, Inc. þ	235,000	3,219,500
Reddy Ice Holdings, Inc.	200,000	4,800,000

		8,019,500

Household Products 0.8%
Spectrum Brands, Inc. * þ	340,000	3,304,800

ENERGY 10.4%
Energy Equipment & Services 4.9%
Complete Production Services, Inc. *	250,000	4,822,500
Superior Energy Services, Inc. *	525,000	16,432,500

		21,255,000

Oil, Gas & Consumable Fuels 5.5%
Forest Oil Corp. * þ	220,000	7,180,800
Mariner Energy, Inc. *	178,046	3,528,872
Newfield Exploration Co. *	130,600	5,327,174
Range Resources Corp.	300,000	8,145,000

		24,181,846

FINANCIALS 19.7%
Commercial Banks 8.1%
Alabama National BanCorp	58,705	3,983,134
AmericanWest Bancorp þ	100,000	2,092,000
First State Bancorp þ	210,000	5,231,100
MB Financial, Inc.	270,000	9,736,200
Prosperity Bancshares, Inc. þ	200,000	6,938,000
Sky Financial Group, Inc.	300,000	7,515,000

		35,495,434

Consumer Finance 1.4%
Cash America International, Inc.	150,000	6,199,500

Insurance 8.0%
American Equity Investment Life Holding Co. þ	229,900	2,933,524
Bristol West Holdings, Inc.	251,400	3,499,488
HCC Insurance Holdings, Inc. þ	427,500	14,389,650
RenaissanceRe Holdings, Ltd. þ	138,000	7,507,200
RLI Corp.	120,000	6,505,200

		34,835,062

Real Estate Investment Trusts 1.5%
Ashford Hospitality Trust	500,000	6,440,000

1

EVERGREEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.7%
Radian Group, Inc. þ	55,000	$2,931,500

HEALTH CARE 9.5%
Health Care Equipment & Supplies 4.9%
Bausch & Lomb, Inc. þ	250,000	13,385,000
Symmetry Medical, Inc. * þ	500,000	7,800,000

		21,185,000

Health Care Providers & Services 4.6%
Owens & Minor, Inc.	290,000	9,137,900
Pediatrix Medical Group, Inc. *	244,000	10,962,920

		20,100,820

INDUSTRIALS 18.0%
Aerospace & Defense 1.5%
Esterline Technologies Corp. *	170,000	6,409,000

Air Freight & Logistics 2.6%
Pacer International, Inc.	370,000	11,355,300

Commercial Services & Supplies 3.8%
Clean Harbors, Inc. * þ	200,000	8,558,000
United Stationers, Inc. *	170,000	8,117,500

		16,675,500

Electrical Equipment 1.5%
Ametek, Inc.	140,000	6,535,200

Machinery 5.7%
Barnes Group, Inc.	460,000	9,223,000
Commercial Vehicle Group, Inc. *	300,000	6,180,000
Kennametal, Inc.	150,000	9,256,500

		24,659,500

Road & Rail 2.9%
RailAmerica, Inc. *	260,000	3,044,600
YRC Worldwide, Inc. * þ	250,000	9,685,000

		12,729,600

INFORMATION TECHNOLOGY 10.1%
Electronic Equipment & Instruments 4.9%
Arrow Electronics, Inc. * þ	350,000	10,447,500
Benchmark Electronics, Inc. *	412,500	10,951,875

		21,399,375

IT Services 2.1%
Perot Systems Corp., Class A * þ	600,000	8,850,000

Semiconductors & Semiconductor Equipment 3.1%
Entegris, Inc. * þ	500,000	5,605,000
International Rectifier Corp. * þ	220,000	7,913,400

		13,518,400

MATERIALS 12.0%
Chemicals 8.1%
Albemarle Corp.	230,500	14,989,415
Cytec Industries, Inc.	245,000	13,570,550
Scotts Miracle-Gro Co., Class A	140,000	6,924,400

		35,484,365

Containers & Packaging 1.5%
AptarGroup, Inc.	115,000	6,314,650

2

EVERGREEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.4%
Commercial Metals Co.	400,000	$10,644,000

Total Common Stocks (cost $332,924,273)		419,600,997

SHORT-TERM INVESTMENTS 22.7%
MUTUAL FUND SHARES 22.7%
Evergreen Institutional Money Market Fund ø	13,544,741	13,544,741
Navigator Prime Portfolio þþ	85,451,990	85,451,990

Total Short-Term Investments (cost $98,996,731)		98,996,731

Total Investments (cost $431,921,004) 119.0%		518,597,728
Other Assets and Liabilities (19.0%)		(82,725,202)

Net Assets 100.0%		$435,872,526

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $432,291,788. The gross unrealized appreciation and depreciation on securities based on tax cost was $102,287,205 and $15,981,265, respectively, with a net unrealized appreciation of $86,305,940.

3

EVERGREEN LARGE CAP VALUE FUND †
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 15.9%
Auto Components 0.6%
Johnson Controls, Inc.	5,800	$472,932

Automobiles 0.8%
Harley-Davidson, Inc. þ	9,500	651,985

Hotels, Restaurants & Leisure 0.7%
Starbucks Corp. *	14,700	555,678

Household Durables 2.1%
Centex Corp. þ	8,000	418,400
KB Home þ	8,200	368,508
Lennar Corp., Class A þ	4,200	199,416
Pulte Homes, Inc. þ	8,300	257,217
Whirlpool Corp. þ	5,400	469,422

		1,712,963

Media 0.9%
Gannett Co., Inc.	13,300	786,562

Specialty Retail 9.6%
AutoNation, Inc. *	14,400	291,201
AutoZone, Inc. *	4,000	448,000
Bed, Bath & Beyond, Inc. *	14,500	584,205
Best Buy Co., Inc.	10,900	602,225
Home Depot, Inc.	65,700	2,452,581
Lowe’s Cos.	79,700	2,402,158
Staples, Inc.	16,900	435,851
TJX Companies, Inc.	20,900	605,055

		7,821,276

Textiles, Apparel & Luxury Goods 1.2%
Liz Claiborne, Inc.	12,300	518,691
VF Corp.	6,500	494,065

		1,012,756

CONSUMER STAPLES 9.2%
Food & Staples Retailing 5.7%
Kroger Co.	37,700	847,873
Safeway, Inc.	24,300	713,448
Wal-Mart Stores, Inc.	46,100	2,271,808
Walgreen Co.	19,000	829,920

		4,663,049

Food Products 1.0%
Kraft Foods, Inc., Class A þ	12,100	416,240
Sara Lee Corp.	22,600	386,460

		802,700

Tobacco 2.5%
Altria Group, Inc.	20,200	1,642,866
UST, Inc. þ	7,000	374,920

		2,017,786

ENERGY 8.2%
Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	20,800	965,536
Apache Corp.	9,800	640,136
ConocoPhillips	13,700	825,288
Exxon Mobil Corp.	46,500	3,321,030
Occidental Petroleum Corp.	19,300	905,942

		6,657,932

1

EVERGREEN LARGE CAP VALUE FUND †
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 27.3%
Commercial Banks 6.0%
BB&T Corp. þ	15,000	$652,800
Comerica, Inc.	11,200	651,728
Fifth Third Bancorp þ	15,200	605,720
International Bancshares Corp.	4,300	131,924
National City Corp.	35,700	1,329,825
PNC Financial Services Group, Inc.	7,500	525,225
U.S. Bancorp	30,200	1,021,968

		4,919,190

Diversified Financial Services 7.4%
Bank of America Corp.	34,724	1,870,582
Citigroup, Inc.	74,800	3,751,968
Moody’s Corp.	6,500	427,115

		6,049,665

Insurance 8.9%
AFLAC, Inc.	22,600	1,015,192
Allstate Corp.	12,900	791,544
Ambac Financial Group, Inc.	7,400	617,826
American International Group, Inc.	24,700	1,659,099
Fidelity National Title Group, Inc., Class A	12,930	284,589
Lincoln National Corp.	7,900	500,149
MBIA, Inc. þ	8,400	520,968
Old Republic International Corp.	19,825	446,657
Progressive Corp.	23,500	567,995
Torchmark Corp.	7,300	450,264
UnumProvident Corp. þ	21,600	427,248

		7,281,531

Thrifts & Mortgage Finance 5.0%
Fannie Mae	30,700	1,819,282
MGIC Investment Corp.	7,000	411,320
PMI Group, Inc.	6,400	275,456
Radian Group, Inc.	7,200	383,760
Washington Mutual, Inc. þ	27,636	1,169,003

		4,058,821

HEALTH CARE 20.4%
Health Care Equipment & Supplies 0.5%
Stryker Corp.	8,300	434,007

Health Care Providers & Services 8.2%
AmerisourceBergen Corp.	19,600	925,120
Cardinal Health, Inc.	20,400	1,335,180
Express Scripts, Inc. *	10,500	669,060
McKesson Corp.	19,000	951,710
Quest Diagnostics, Inc.	9,600	477,504
UnitedHealth Group, Inc.	47,000	2,292,660

		6,651,234

Pharmaceuticals 11.7%
Bristol-Myers Co.	31,900	789,525
Forest Laboratories, Inc. *	22,000	1,076,680
Johnson & Johnson	7,100	478,540
Merck & Co., Inc.	73,800	3,351,996
Pfizer, Inc.	145,000	3,864,250

		9,560,991

2

EVERGREEN LARGE CAP VALUE FUND †
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 4.3%
Air Freight & Logistics 1.0%
FedEx Corp.	7,100	$813,234

Building Products 1.2%
American Standard Companies, Inc.	10,800	478,332
Masco Corp. þ	17,100	472,815

		951,147

Commercial Services & Supplies 0.6%
Pitney Bowes, Inc.	10,700	499,797

Machinery 1.5%
Danaher Corp. þ	8,400	602,868
Paccar, Inc.	11,000	651,310

		1,254,178

Road & Rail 0.0%
Avis Budget Group, Inc.	600	11,874

INFORMATION TECHNOLOGY 5.0%
Computers & Peripherals 2.7%
Dell, Inc. *	68,100	1,656,873
Lexmark International, Inc., Class A *	8,300	527,797

		2,184,670

IT Services 1.3%
First Data Corp.	25,700	623,225
Western Union Co.	20,900	460,845

		1,084,070

Software 1.0%
Microsoft Corp.	27,700	795,267

TELECOMMUNICATION SERVICES 7.8%
Diversified Telecommunication Services 7.8%
AT&T, Inc.	66,000	2,260,500
BellSouth Corp.	16,000	721,600
Verizon Communications, Inc.	91,200	3,374,400

		6,356,500

Total Common Stocks (cost $73,527,481)		80,061,795

SHORT-TERM INVESTMENTS 11.4%
MUTUAL FUND SHARES 11.4%
Evergreen Institutional Money Market Fund ø	1,681,700	1,681,700
Navigator Prime Portfolio þþ	7,660,372	7,660,372

Total Short-Term Investments (cost $9,342,072)		9,342,072

Total Investments (cost $82,869,553) 109.5%		89,403,867
Other Assets and Liabilities (9.5%)		(7,746,488)

Net Assets 100.0%		$81,657,379

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.
On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $84,404,234. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,590,792 and $1,591,159, respectively, with a net unrealized appreciation of $4,999,633.

†	At a regular meeting of the Board of Trustees held on December 6 and 7, 2006, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Evergreen Intrinsic Value Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Intrinsic Value fund.

A special meeting of shareholders of the Fund will be held on May 21, 2007 to consider and vote on the Plan. On or about March 19, 2007, materials for this meeting will be mailed to shareholders of record on February 28, 2007.

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 9.4%
Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A *	430,119	$15,897,198

Hotels, Restaurants & Leisure 0.7%
OSI Restaurant Partners, Inc. þ	241,976	8,050,542

Internet & Catalog Retail 1.5%
Amazon.com, Inc. * þ	492,720	18,767,705

Media 3.6%
News Corp., Class A	438,667	9,146,207
Omnicom Group, Inc.	167,096	16,951,889
Time Warner, Inc.	463,299	9,270,613
Walt Disney Co.	268,948	8,461,104

		43,829,813

Multi-line Retail 0.8%
J.C. Penney Co., Inc.	138,796	10,441,623

Specialty Retail 1.5%
Best Buy Co., Inc.	248,433	13,725,923
Chico’s FAS, Inc. *	211,608	5,063,780

		18,789,703

CONSUMER STAPLES 9.2%
Beverages 2.0%
Diageo plc	549,774	10,171,000
Diageo plc, ADR	44,312	3,299,915
PepsiCo, Inc.	173,307	10,994,596

		24,465,511

Food & Staples Retailing 2.8%
BJ’s Wholesale Club, Inc. *	258,232	7,398,347
Wal-Mart Stores, Inc.	558,959	27,545,499

		34,943,846

Household Products 2.6%
Procter & Gamble Co.	508,433	32,229,568

Tobacco 1.8%
Altria Group, Inc.	271,904	22,113,952

ENERGY 10.0%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	268,652	16,946,568
Weatherford International, Ltd. *	148,715	6,109,212

		23,055,780

Oil, Gas & Consumable Fuels 8.1%
Apache Corp.	184,980	12,082,893
BP plc, ADR	240,503	16,137,751
ConocoPhillips	168,557	10,153,874
Exxon Mobil Corp.	619,928	44,275,258
Massey Energy Co. þ	161,076	4,067,169
Occidental Petroleum Corp.	167,754	7,874,373
Peabody Energy Corp.	124,136	5,209,988

		99,801,306

FINANCIALS 20.7%
Capital Markets 5.4%
Goldman Sachs Group, Inc.	62,786	11,916,155
Legg Mason, Inc.	133,200	11,990,664
Merrill Lynch & Co., Inc.	145,228	12,695,832

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	160,974	$12,303,243
State Street Corp.	162,450	10,434,163
T. Rowe Price Group, Inc.	138,597	6,557,024

		65,897,081

Commercial Banks 2.9%
U.S. Bancorp	421,770	14,272,697
Wells Fargo & Co.	586,100	21,269,569

		35,542,266

Consumer Finance 1.5%
American Express Co.	204,091	11,798,501
Capital One Financial Corp.	86,417	6,855,460

		18,653,961

Diversified Financial Services 8.1%
Bank of America Corp.	666,181	35,887,171
Citigroup, Inc.	857,299	43,002,118
JPMorgan Chase & Co.	449,480	21,323,331

		100,212,620

Insurance 2.8%
American International Group, Inc.	198,965	13,364,479
Hartford Financial Services Group, Inc.	120,833	10,533,012
Prudential Financial, Inc.	129,191	9,938,664

		33,836,155

HEALTH CARE 16.1%
Biotechnology 2.4%
Amgen, Inc. *	177,805	13,497,177
Biogen Idec, Inc. *	327,518	15,589,857

		29,087,034

Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	338,275	15,550,502
Medtronic, Inc.	123,512	6,012,564
St. Jude Medical, Inc. *	218,718	7,512,964
Zimmer Holdings, Inc. *	150,415	10,831,384

		39,907,414

Health Care Providers & Services 2.4%
Aetna, Inc.	221,949	9,148,738
Caremark Rx, Inc.	263,570	12,975,551
WellPoint, Inc. *	97,482	7,439,826

		29,564,115

Pharmaceuticals 8.1%
Abbott Laboratories	219,324	10,420,083
Bristol-Myers Co.	737,484	18,252,729
Johnson & Johnson	377,619	25,451,520
Novartis AG, ADR	120,671	7,328,350
Pfizer, Inc.	929,703	24,776,585
Wyeth	269,024	13,728,295

		99,957,562

INDUSTRIALS 8.0%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	142,883	12,420,819
United Technologies Corp.	171,145	11,247,649

		23,668,468

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	148,708	$11,205,148

Commercial Services & Supplies 0.6%
Cintas Corp.	162,859	6,742,363

Industrial Conglomerates 2.8%
General Electric Co.	970,436	34,072,008

Machinery 1.8%
Deere & Co.	76,748	6,533,557
Pall Corp.	492,151	15,699,617

		22,233,174

INFORMATION TECHNOLOGY 18.6%
Communications Equipment 5.2%
Cisco Systems, Inc. *	1,060,819	25,597,563
Motorola, Inc.	392,687	9,055,362
QUALCOMM, Inc.	793,682	28,882,088

		63,535,013

Computers & Peripherals 2.1%
Dell, Inc. *	545,855	13,280,652
Hewlett-Packard Co.	321,769	12,465,331

		25,745,983

Internet Software & Services 2.8%
eBay, Inc. *	386,025	12,402,983
Google, Inc., Class A *	46,765	22,278,378

		34,681,361

IT Services 1.7%
Accenture, Ltd., Class A	330,189	10,866,520
Automatic Data Processing, Inc.	214,586	10,609,132

		21,475,652

Semiconductors & Semiconductor Equipment 3.1%
Altera Corp. *	653,473	12,050,042
Intel Corp.	775,438	16,547,847
Texas Instruments, Inc.	297,084	8,965,995

		37,563,884

Software 3.7%
Microsoft Corp.	692,325	19,876,651
Oracle Corp. *	1,398,243	25,825,548

		45,702,199

MATERIALS 1.7%
Chemicals 1.1%
Air Products & Chemicals, Inc.	192,676	13,423,737

Paper & Forest Products 0.6%
Weyerhaeuser Co.	114,518	7,282,200

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	310,141	10,622,329
Verizon Communications, Inc.	203,482	7,528,834

		18,151,163

Wireless Telecommunication Services 1.4%
Alltel Corp.	144,979	7,728,830
Sprint Nextel Corp.	553,537	10,345,607

		18,074,437

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 2.7%
Electric Utilities 1.2%
DPL, Inc.	250,137	$7,183,935
Exelon Corp.	127,937	7,929,535

		15,113,470

Independent Power Producers & Energy Traders 0.8%
TXU Corp.	157,997	9,974,351

Multi-Utilities 0.7%
PG&E Corp.	180,422	7,783,405

Total Common Stocks (cost $930,864,312)		1,221,472,771

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen Institutional U.S. Government Money Market Fund ø	7,493,234	7,493,234
Navigator Prime Portfolio þþ	18,961,958	18,961,958

Total Short-Term Investments (cost $26,455,192)		26,455,192

Total Investments (cost $957,319,504) 101.5%		1,247,927,963
Other Assets and Liabilities (1.5%)		(17,970,359)

Net Assets 100.0%		$1,229,957,604

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $962,278,495. The gross unrealized appreciation and depreciation on securities based on tax cost was $299,341,076 and $13,691,608, respectively, with a net unrealized appreciation of $285,649,468.

4

EVERGREEN INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 90.3%
CONSUMER DISCRETIONARY 13.9%
Household Durables 2.0%
Matsushita Electric Industrial Co., Ltd., ADR	11,250	$234,000

Media 9.1%
Clear Channel Communications, Inc.	6,300	219,555
Time Warner, Inc.	14,250	285,142
Walt Disney Co.	9,700	305,162
Warner Music Group Corp.	9,750	252,818

		1,062,677

Multi-line Retail 2.8%
J.C. Penney Co., Inc.	4,450	334,773

CONSUMER STAPLES 14.1%
Beverages 2.3%
Diageo plc, ADR	3,650	271,816

Food & Staples Retailing 2.7%
Sysco Corp.	8,950	313,071

Food Products 5.0%
Archer Daniels Midland Co.	8,600	331,100
Kellogg Co.	5,050	254,065

		585,165

Personal Products 1.4%
L’Oreal Co., ADR	8,600	167,700

Tobacco 2.7%
UST, Inc.	6,000	321,360

ENERGY 4.9%
Energy Equipment & Services 2.1%
Weatherford International, Ltd. *	6,200	254,696

Oil, Gas & Consumable Fuels 2.8%
ConocoPhillips	5,400	325,296

FINANCIALS 17.7%
Capital Markets 5.6%
Charles Schwab Corp.	18,300	333,426
Morgan Stanley	4,150	317,185

		650,611

Commercial Banks 2.3%
Mitsubishi UFJ Financial Group, Inc., ADR	21,600	275,400

Diversified Financial Services 2.8%
JPMorgan Chase & Co.	6,950	329,708

Insurance 7.0%
AFLAC, Inc.	5,950	267,274
American International Group, Inc.	3,750	251,887
Chubb Corp.	5,700	302,955

		822,116

HEALTH CARE 9.5%
Health Care Equipment & Supplies 4.7%
Baxter International, Inc.	6,400	294,208
C.R. Bard, Inc.	3,050	249,978

		544,186

Health Care Providers & Services 2.0%
Community Health Systems, Inc. *	7,350	238,508

1

EVERGREEN INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 2.8%
AstraZeneca plc, ADR	5,600	$328,720

INDUSTRIALS 7.4%
Aerospace & Defense 4.9%
Boeing Co.	4,100	327,426
Northrop Grumman Corp.	3,700	245,643

		573,069

Machinery 2.5%
Deere & Co.	3,400	289,442

INFORMATION TECHNOLOGY 13.2%
Communications Equipment 0.0%
Lucent Technologies, Inc. *	1,500	3,645

Computers & Peripherals 5.7%
Apple Computer, Inc. *	4,900	397,292
International Business Machines Corp.	2,900	267,757

		665,049

Electronic Equipment & Instruments 2.3%
Molex, Inc., Class A	9,150	270,382

Semiconductors & Semiconductor Equipment 2.3%
Texas Instruments, Inc.	8,800	265,584

Software 2.9%
Oracle Corp. *	18,800	347,236

MATERIALS 4.1%
Chemicals 2.2%
Air Products & Chemicals, Inc.	3,700	257,779

Paper & Forest Products 1.9%
Weyerhaeuser Co.	3,450	219,386

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	8,500	291,125

Wireless Telecommunication Services 1.6%
Vodafone Group plc, ADR	7,150	184,828

UTILITIES 1.4%
Electric Utilities 1.4%
FPL Group, Inc.	3,150	160,650

Total Common Stocks (cost $10,128,302)		10,587,978

SHORT-TERM INVESTMENTS 10.1%
MUTUAL FUND SHARES 10.1%
Evergreen Institutional Money Market Fund ø (cost $1,180,973)	1,180,973	1,180,973

Total Investments (cost $11,309,275) 100.4%		11,768,951
Other Assets and Liabilities (0.4%)		(46,081)

Net Assets 100.0%		$11,722,870

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $11,309,275. The gross unrealized appreciation and depreciation on securities based on tax cost was $582,844 and $123,168, respectively, with a net unrealized appreciation of $459,676.

2

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 94.1%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.6%
Autoliv, Inc.	790	$44,927

Hotels, Restaurants & Leisure 2.3%
Bob Evans Farms, Inc. þ	629	21,329
CBRL Group, Inc.	1,182	51,902
Domino’s Pizza, Inc.	1,741	47,320
IHOP Corp.	1,205	62,865

		183,416

Household Durables 0.2%
Furniture Brands International, Inc. þ	966	17,968

Leisure Equipment & Products 0.6%
Marvel Entertainment, Inc. * þ	1,925	48,799

Media 1.3%
Emmis Communications Corp. * þ	2,095	25,852
Harris Interactive, Inc.	5,170	34,536
Warner Music Group Corp.	1,644	42,464

		102,852

Multi-line Retail 0.8%
Dillard’s, Inc., Class A þ	2,063	62,241

Specialty Retail 2.0%
Gymboree Corp. * þ	801	37,214
Payless ShoeSource, Inc. * þ	2,361	63,157
Rent-A-Center, Inc. *	2,191	63,013

		163,384

Textiles, Apparel & Luxury Goods 4.9%
Brown Shoe Co., Inc.	1,971	76,790
Kellwood Co. þ	2,554	78,152
Phillips-Van Heusen Corp.	1,893	86,624
Skechers USA, Inc. * þ	2,651	79,238
Steven Madden, Ltd.	1,532	66,091

		386,895

CONSUMER STAPLES 4.0%
Food & Staples Retailing 1.2%
Longs Drug Stores Corp.	866	37,273
Spartan Stores, Inc.	2,871	59,372

		96,645

Food Products 1.2%
Ralcorp Holdings, Inc.	993	49,104
Smithfield Foods, Inc. * þ	1,600	43,008

		92,112

Household Products 1.0%
Energizer Holdings, Inc. * þ	1,020	79,713

Tobacco 0.6%
Universal Corp. þ	1,283	47,240

ENERGY 3.9%
Energy Equipment & Services 1.8%
Helmerich & Payne, Inc.	2,005	48,020
Tidewater, Inc. þ	955	47,492
Veritas DGC, Inc. *	727	52,351

		147,863

1

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.1%
Alon USA Energy, Inc. þ	1,641	$46,063
Tesoro Corp.	1,043	66,690
USEC, Inc. þ	4,639	51,771

		164,524

FINANCIALS 30.1%
Capital Markets 0.8%
Knight Capital Group, Inc., Class A *	3,553	66,263

Commercial Banks 2.4%
Community Trust Bancorp, Inc. þ	1,836	70,466
Independent Bank Corp.	1,967	47,017
Irwin Financial Corp. þ	3,251	72,075

		189,558

Consumer Finance 2.1%
Advanta Corp., Class B	1,012	39,711
Cash America International, Inc.	2,004	82,825
CompuCredit Corp. þ	1,200	41,712

		164,248

Diversified Financial Services 0.5%
Marlin Business Services Corp. þ	1,871	43,239

Insurance 5.8%
American Physicians Capital, Inc. *	1,003	54,874
Infinity Property & Casualty Corp.	1,121	48,225
LandAmerica Financial Group, Inc. þ	1,093	68,957
Ohio Casualty Corp.	1,000	27,430
Reinsurance Group of America, Inc.	1,090	61,476
Safety Insurance Group, Inc. þ	1,120	56,011
Stewart Information Services Corp.	1,632	60,482
Universal American Financial Corp.	1,754	83,947

		461,402

Real Estate Investment Trusts 10.2%
American Home Mortgage Investment Corp.	1,991	68,032
Anthracite Capital, Inc.	5,094	72,946
Arbor Realty Trust, Inc.	2,443	67,915
Capital Trust, Inc.	1,651	73,486
Deerfield Triarc Capital Corp.	4,653	69,144
Health Care Property Investors, Inc.	2,885	90,589
HRPT Properties Trust þ	3,622	43,102
IMPAC Mortgage Holdings, Inc. þ	3,253	30,806
LTC Properties, Inc.	1,962	53,170
National Retail Properties, Inc. þ	3,084	69,298
Newcastle Investment Corp.	1,892	56,136
Newkirk Realty Trust, Inc. þ	2,383	40,368
Redwood Trust, Inc.	1,489	81,850

		816,842

Thrifts & Mortgage Finance 8.3%
Anchor Bancorp Wisconsin, Inc.	1,787	51,894
BankUnited Financial Corp. þ	2,010	54,210
Corus Bankshares, Inc. þ	2,153	44,201
Downey Financial Corp. þ	903	62,199
FirstFed Financial Corp. þ	1,228	75,853
Fremont General Corp. þ	3,622	52,628
IndyMac Bancorp, Inc. þ	1,800	81,810

2

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
ITLA Capital Corp.	1,006	$57,463
PMI Group, Inc. þ	1,909	81,419
Radian Group, Inc. þ	1,070	57,031
WSFS Financial Corp. þ	673	43,368

		662,076

HEALTH CARE 5.4%
Biotechnology 1.1%
Applera Corp. - Celera Genomics Group *	3,530	54,786
Savient Pharmaceuticals, Inc. * þ	4,268	32,479

		87,265

Health Care Equipment & Supplies 1.2%
Datascope Corp. þ	980	35,153
Zoll Medical Corp. *	1,498	57,972

		93,125

Health Care Providers & Services 0.8%
AMERIGROUP Corp. *	1,204	36,072
Health Net, Inc. *	587	24,366

		60,438

Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Inc. *	931	68,354

Pharmaceuticals 1.5%
Alpharma, Inc.	2,073	45,751
King Pharmaceuticals, Inc. * þ	4,472	74,817

		120,568

INDUSTRIALS 10.9%
Aerospace & Defense 0.9%
Sypris Solutions, Inc.	4,886	36,840
Triumph Group, Inc. þ	791	38,087

		74,927

Commercial Services & Supplies 1.4%
CBIZ, Inc. þ	5,420	38,157
PHH Corp. * þ	1,364	37,646
Spherion Corp. * þ	4,994	36,207

		112,010

Construction & Engineering 0.9%
EMCOR Group, Inc.	1,211	71,631

Electrical Equipment 1.7%
Belden CDT, Inc. þ	2,076	75,151
Regal-Beloit Corp.	1,186	58,648

		133,799

Machinery 3.3%
Mueller Industries, Inc.	852	31,243
SPX Corp.	1,572	90,421
Terex Corp. *	1,548	80,124
Valmont Industries, Inc.	1,031	57,530

		259,318

Road & Rail 1.9%
Laidlaw International, Inc.	2,934	85,115
Ryder System, Inc.	1,312	69,077

		154,192

3

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.8%
GATX Corp. þ	1,405	$61,216

INFORMATION TECHNOLOGY 9.8%
Communications Equipment 1.7%
Ciena Corp. * þ	1,630	38,321
Polycom, Inc. *	1,859	50,937
Sycamore Networks, Inc.	13,551	50,816

		140,074

Computers & Peripherals 0.9%
Brocade Communications Systems, Inc. * þ	8,581	69,592

Electronic Equipment & Instruments 2.2%
AVX Corp. þ	3,471	54,703
Newport Corp.	2,776	60,017
Tech Data Corp. *	1,512	59,497

		174,217

Internet Software & Services 0.5%
SonicWALL, Inc. *	3,944	41,412

IT Services 1.6%
Ceridian Corp. *	1,481	34,907
Covansys Corp.	1,974	46,192
MPS Group, Inc. * þ	2,948	44,957

		126,056

Semiconductors & Semiconductor Equipment 1.7%
Applied Micro Circuits Corp. *	15,404	46,982
Intersil Corp. þ	1,590	37,286
Silicon Storage Technology, Inc. þ	6,277	26,301
Zoran Corp. *	1,782	24,805

		135,374

Software 1.2%
Fair Isaac Corp. þ	968	35,458
Macrovision Corp. * þ	1,345	35,790
Mentor Graphics Corp. *	1,603	27,043

		98,291

MATERIALS 6.4%
Chemicals 2.9%
H.B. Fuller Co.	1,596	39,565
Lubrizol Corp. þ	1,477	66,465
PolyOne Corp. þ	6,537	53,603
Spartech Corp.	2,553	69,952

		229,585

Containers & Packaging 2.1%
Myers Industries, Inc.	2,421	43,869
Pactiv Corp. *	2,385	73,553
Temple-Inland, Inc. þ	1,316	51,903

		169,325

Metals & Mining 1.4%
Carpenter Technology Corp. þ	664	71,042
Quanex Corp. þ	1,277	42,792

		113,834

4

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.1%
CenturyTel, Inc. þ	2,112	$84,987

Wireless Telecommunication Services 0.6%
Leap Wireless International, Inc. * þ	924	51,245

UTILITIES 9.2%
Electric Utilities 2.3%
Great Plains Energy, Inc. þ	1,590	51,739
Pepco Holdings, Inc. þ	2,849	72,421
UniSource Energy Corp. þ	1,635	58,173

		182,333

Gas Utilities 2.2%
Laclede Group, Inc.	1,122	39,977
National Fuel Gas Co. þ	2,119	79,251
New Jersey Resources Corp. þ	1,025	53,156

		172,384

Independent Power Producers & Energy Traders 0.3%
Black Hills Corp. þ	821	28,333

Multi-Utilities 4.4%
Alliant Energy Corp. þ	2,059	78,963
CenterPoint Energy, Inc. þ	6,784	105,016
CMS Energy Corp. * þ	2,481	36,942
NSTAR	1,765	61,404
OGE Energy Corp.	1,700	65,586

		347,911

Total Common Stocks (cost $6,825,422)		7,504,003

EXCHANGE TRADED FUNDS 3.5%
iShares Russell 2000 Value Index Fund þ	1,493	115,633
iShares Russell Midcap Value Index Fund þ	1,129	159,810

Total Exchange Traded Funds (cost $259,059)		275,443

SHORT-TERM INVESTMENTS 31.3%
MUTUAL FUND SHARES 31.3%
Evergreen Institutional Money Market Fund ø	196,834	196,834
Navigator Prime Portfolio þþ	2,299,721	2,299,721

Total Short-Term Investments (cost $2,496,555)		2,496,555

Total Investments (cost $9,581,036) 128.9%		10,276,001
Other Assets and Liabilities (28.9%)		(2,303,800)

Net Assets 100.0%		$7,972,201

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $9,587,565. The gross unrealized appreciation and depreciation on securities based on tax cost was $905,600 and $217,164, respectively, with a net unrealized appreciation of $688,436.

5

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 17.5%
Auto Components 1.1%
Modine Manufacturing Co. þ	615,068	$14,644,769
Superior Industries International, Inc. þ	759,448	12,834,671

		27,479,440

Hotels, Restaurants & Leisure 5.3%
IHOP Corp. þ	216,182	11,278,215
Lone Star Steakhouse & Saloon, Inc. þ	828,911	22,629,270
Rare Hospitality International, Inc. * þ	788,765	24,853,985
Ryan’s Restaurant Group, Inc. * þ	825,293	13,378,000
Triarc Companies, Inc., Class A þ	642,699	11,754,965
Triarc Companies, Inc., Class B þ	2,730,447	45,844,205

		129,738,640

Household Durables 3.4%
BLYTH, Inc. þ	583,339	13,953,469
Cavco Industries, Inc. * þ	321,230	10,786,903
Champion Enterprises, Inc. þ	1,193,817	11,054,746
Dixie Group, Inc. * þ +	562,653	7,584,563
Ethan Allen Interiors, Inc. þ	247,953	8,832,086
La-Z-Boy, Inc. þ	714,736	8,755,516
Snap-On, Inc.	94,413	4,440,243
Tupperware Brands Corp. þ	868,184	18,431,546

		83,839,072

Leisure Equipment & Products 0.5%
Polaris Industries, Inc. þ	298,528	12,782,969

Media 1.1%
Journal Communications, Inc., Class A	1,176,268	13,762,336
Media General, Inc., Class A þ	350,654	13,009,263

		26,771,599

Specialty Retail 2.9%
Deb Shops, Inc. þ +	287,635	8,140,070
Foot Locker, Inc. þ	1,148,510	26,633,947
Genesco, Inc. * þ	136,500	5,128,305
Pier 1 Imports, Inc. þ	947,444	6,196,284
Zale Corp. * þ	922,421	26,602,622

		72,701,228

Textiles, Apparel & Luxury Goods 3.2%
Cutter & Buck, Inc. þ +	255,562	2,887,851
Kellwood Co. þ	1,097,312	33,577,747
Kenneth Cole Productions, Inc., Class A þ	445,231	11,322,224
Stride Rite Corp. þ +	1,382,617	20,393,601
Xerium Technologies, Inc. þ	784,988	9,718,151

		77,899,574

CONSUMER STAPLES 4.2%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc. þ	1,629,974	39,559,469
Topps Co. þ	1,218,844	10,640,508

		50,199,977

Food Products 2.2%
Delta & Pine Land Co. þ	157,804	6,392,640
Tootsie Roll Industries, Inc. þ	800,873	25,451,744
TreeHouse Foods, Inc. * þ	849,432	21,541,596

		53,385,980

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 6.6%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. * þ	747,068	$34,514,542
Carbo Ceramics, Inc. þ	592,269	19,959,465

		54,474,007

Oil, Gas & Consumable Fuels 4.4%
Forest Oil Corp. * þ	626,059	20,434,566
Mariner Energy, Inc. * þ	1,620,440	32,117,121
Stone Energy Corp. * þ	344,706	13,433,193
Whiting Petroleum Corp. * þ	976,068	43,542,393

		109,527,273

FINANCIALS 19.1%
Capital Markets 0.8%
Knight Capital Group, Inc., Class A * þ	875,096	16,320,540
Westwood Holdings Group, Inc. þ +	110,644	2,209,561

		18,530,101

Commercial Banks 5.3%
Amcore Financial, Inc. þ +	821,727	25,728,272
BancorpSouth, Inc. þ	1,210,350	30,924,442
Citizens Banking Corp. þ	286,877	7,450,196
First Citizens Bancshares, Inc.	224,186	42,102,131
Mid-State Bancshares þ +	837,743	25,123,913

		131,328,954

Insurance 6.9%
Assured Guaranty, Ltd.	1,283,475	32,305,066
Endurance Specialty Holdings, Ltd. þ	1,009,604	35,992,382
Hilb, Rogal & Hobbs Co. þ	778,080	31,060,954
IPC Holdings, Ltd. þ	649,083	19,498,453
LandAmerica Financial Group, Inc. þ	216,988	13,689,773
Stewart Information Services Corp. þ	1,035,382	38,371,257

		170,917,885

Real Estate Investment Trusts 2.1%
Deerfield Triarc Capital Corp. þ	2,036,589	30,263,713
Post Properties, Inc. þ	410,844	20,123,139

		50,386,852

Real Estate Management & Development 0.9%
Forest City Enterprises, Inc. þ	411,626	22,598,267

Thrifts & Mortgage Finance 3.1%
BankAtlantic Bancorp, Inc., Class A þ	1,741,000	22,807,100
First Financial Bancorp, Inc. þ	380,325	6,176,478
NetBank, Inc. þ	1,442,324	7,658,740
NewAlliance Bancshares, Inc. þ	2,609,033	40,387,831

		77,030,149

HEALTH CARE 2.7%
Health Care Equipment & Supplies 1.3%
Analogic Corp. þ	87,983	4,910,331
Edwards Lifesciences Corp. * þ	166,364	7,142,007
STERIS Corp. þ	101,527	2,474,213
VIASYS Healthcare, Inc. * þ	587,446	16,830,328

		31,356,879

Health Care Technology 0.3%
Per-Se Technologies, Inc. * þ	318,684	7,801,384

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.3%
Cambrex Corp.	339,202	$7,937,327

Pharmaceuticals 0.8%
Alpharma, Inc.	110,540	2,439,618
Aspreva Pharmaceuticals Corp. * þ	286,498	5,211,398
Par Pharmaceutical Companies, Inc. * þ	635,296	12,381,919

		20,032,935

INDUSTRIALS 18.6%
Aerospace & Defense 0.7%
Esterline Technologies Corp. * þ	71,433	2,693,024
GenCorp, Inc. * þ	1,175,629	15,400,740

		18,093,764

Building Products 1.2%
Apogee Enterprises, Inc. þ	612,140	9,849,333
Goodman Global, Inc. * þ	236,060	3,793,484
Simpson Manufacturing Co., Inc. þ	550,700	15,634,373

		29,277,190

Commercial Services & Supplies 5.8%
ACCO Brands Corp. * þ	515,001	12,514,524
Banta Corp.	268,212	11,876,427
Deluxe Corp. þ	961,478	21,796,706
Heidrick & Struggles International, Inc. * þ	605,511	24,747,235
John H. Harland Co. þ	1,194,707	48,851,569
Viad Corp. þ	616,707	22,787,324

		142,573,785

Electrical Equipment 3.0%
Belden CDT, Inc. þ	684,061	24,763,008
Franklin Electric Co., Inc. þ	263,206	14,197,332
Genlyte Group, Inc. *	259,963	20,084,741
Superior Essex, Inc. * þ	383,280	14,369,167

		73,414,248

Machinery 5.5%
Briggs & Stratton Corp. þ	952,462	24,278,256
Circor International, Inc. þ +	441,054	14,541,550
Crane Co. þ	389,571	15,169,895
EnPro Industries, Inc. * þ	392,291	12,553,312
Gardner Denver, Inc. * þ	235,965	8,020,450
Kadant, Inc. * þ +	943,423	25,755,448
Mueller Industries, Inc. þ	953,671	34,971,116
Supreme Industries, Inc., Class A þ +	321,561	2,090,147

		137,380,174

Marine 0.5%
Horizon Lines, Inc. þ	163,305	3,813,172
TBS International, Ltd., Class A * þ +	1,027,076	8,350,128

		12,163,300

Road & Rail 1.9%
Arkansas Best Corp. þ	496,615	20,351,283
Dollar Thrifty Automotive Group, Inc. * þ	337,546	13,555,847
Werner Enterprises, Inc. þ	712,680	13,077,678

		46,984,808

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 9.9%
Communications Equipment 1.3%
Black Box Corp. þ	532,423	$23,740,742
CommScope, Inc. * þ	130,790	4,173,509
Extreme Networks, Inc. þ	789,969	3,001,882

		30,916,133

Computers & Peripherals 2.8%
Adaptec, Inc. * þ	3,244,919	14,699,483
Imation Corp. þ	974,940	44,623,004
Palm, Inc. * þ	152,300	2,337,805
Quantum Corp. * þ	3,436,976	7,492,608

		69,152,900

Electronic Equipment & Instruments 0.7%
AVX Corp. þ	557,280	8,782,733
Nam Tai Electronics, Inc. þ	302,804	4,720,714
Technitrol, Inc. þ	143,078	3,608,427

		17,111,874

IT Services 1.9%
eFunds Corp. * þ	787,439	19,528,487
Gevity HR, Inc. þ	233,300	5,272,580
Keane, Inc. * þ	646,637	7,494,523
MoneyGram International, Inc.	462,869	15,834,749

		48,130,339

Semiconductors & Semiconductor Equipment 1.5%
Cabot Microelectronics Corp. * þ	490,424	14,001,605
DSP Group, Inc. þ	4,814	104,560
Exar Corp. * þ	195,924	2,541,134
Lattice Semiconductor Corp. * þ	895,595	5,561,645
Nextest Systems Corp. * þ	144,523	1,510,265
Standard Microsystems Corp. * þ	406,897	12,544,635

		36,263,844

Software 1.7%
Borland Software Corp. * þ	1,763,411	9,734,028
Corel Corp. þ	949,428	11,867,850
Intergraph Corp. * þ	493,146	21,545,549

		43,147,427

MATERIALS 11.0%
Chemicals 2.4%
A. Schulman, Inc. þ	459,310	11,119,895
American Pacific Corp. * þ +	331,071	2,396,954
Arch Chemicals, Inc. þ	660,493	22,100,096
CF Industries Holdings, Inc.	418,094	8,286,623
H.B. Fuller Co.	122,718	3,042,179
Innospec, Inc. þ +	391,035	13,091,852

		60,037,599

Construction Materials 1.6%
Eagle Materials, Inc. þ	1,079,361	39,612,549

Containers & Packaging 1.9%
Owens-Illinois, Inc. * þ	1,081,682	17,955,921
Packaging Corporation of America	762,740	17,520,138
Rock-Tenn Co., Class A	530,266	10,944,690

		46,420,749

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.6%
Quanex Corp. þ	1,148,211	$38,476,550

Paper & Forest Products 3.5%
Deltic Timber Corp. þ	109,457	5,572,456
Glatfelter þ	574,522	8,411,002
Louisiana-Pacific Corp. þ	1,453,648	28,753,158
Neenah Paper, Inc. þ	912,900	33,622,107
Schweitzer-Mauduit International, Inc. þ	453,240	10,451,714

		86,810,437

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
Commonwealth Telephone Enterprises, Inc. þ	989,404	41,416,451
Premiere Global Services, Inc. * þ	962,433	8,007,443

		49,423,894

UTILITIES 3.5%
Electric Utilities 2.8%
Allete, Inc. þ	850,993	38,379,784
El Paso Electric Co. * þ	1,279,761	29,895,217

		68,275,001

Gas Utilities 0.7%
Atmos Energy Corp. þ	608,856	18,710,145

Total Common Stocks (cost $1,955,302,978)		2,349,097,202

EXCHANGE TRADED FUND 0.4%
iShares Russell Microcap Index Fund - (cost $7,486,468)	146,641	8,289,616

SHORT-TERM INVESTMENTS 33.0%
MUTUAL FUND SHARES 33.0%
Evergreen Institutional Money Market Fund ø	114,185,235	114,185,235
Navigator Prime Portfolio þþ	701,022,194	701,022,194

Total Short-Term Investments (cost $815,207,429)		815,207,429

Total Investments (cost $2,777,996,875) 128.5%		3,172,594,247
Other Assets and Liabilities (28.5%)		(702,930,855)

Net Assets 100.0%		$2,469,663,392

þ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,781,145,418. The gross unrealized appreciation and depreciation on securities based on tax cost was $447,770,755 and $56,321,926, respectively, with a net unrealized appreciation of $391,448,829.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         December 26, 2006

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date:         December 26, 2006